Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 3 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	December 31, 2022	December 31, 2021

Accounts receivable	$216,030	$935,358
Less: provision for doubtful accounts	(120,339)	(14,123)
	$95,691	$921,235

The following table sets forth the movement of provision for doubtful accounts:

	December 31, 2022	December 31, 2021

Beginning	$14,123	$-
Additions	109,972	13,952
Exchange rate difference	(3,756)	171
Balance	$120,339	$14,123